FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2025 and 31 December 2024. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

	30 June 2025		31 December 2024
	Fair	Carrying	Fair	Carrying
	value	value	value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	200,105	200,228	198,376	199,408
Loans and advances to banks	1,411	1,411	1,032	1,032
Reverse repurchase agreements - non-trading	11,413	11,405	10,342	10,338
Other financial assets at amortised cost	3,491	3,718	3,190	3,408
	216,420	216,762	212,940	214,186
Liabilities
Deposits by customers	182,136	181,546	180,467	180,967
Deposits by banks	11,908	11,907	13,973	13,993
Repurchase agreements - non-trading	7,598	7,590	8,622	8,617
Debt securities in issue	42,577	42,202	35,854	35,673
Subordinated liabilities	2,765	2,348	2,761	2,385
	246,984	245,593	241,677	241,635

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2025 and 31 December 2024, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2025				31 December 2024
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	–	574	–	574	–	978	–	978	A
	Interest rate contracts	–	1,281	–	1,281	–	1,675	–	1,675	A & C
	Inflation rate contracts	–	116	–	116	–	70	–	70	A
	Equity and credit contracts	–	72	34	106	–	89	35	124	B & D
	Netting	–	(1,290)	–	(1,290)	–	(1,643)	–	(1,643)
		–	753	34	787	–	1,169	35	1,204
Other financial assets at FVTPL	Loans and advances to customers	–	–	40	40	–	–	44	44	A
	Debt securities	56	–	28	84	–	56	36	92	A, B & D
		56	–	68	124	–	56	80	136
Financial assets at FVOCI	Debt securities	7,162	219	–	7,381	8,805	201	34	9,040	D
		7,162	219	–	7,381	8,805	201	34	9,040
Total assets at fair value		7,218	972	102	8,292	8,805	1,426	149	10,380

Liabilities
Derivative financial instruments	Exchange rate contracts	–	928	–	928	–	430	–	430	A
	Interest rate contracts	–	1,441	–	1,441	–	1,894	–	1,894	A & C
	Inflation rate contracts	–	32	–	32	–	–	–	–	A
	Equity and credit contracts	–	8	14	22	–	7	14	21	B & D
	Netting	–	(1,290)	–	(1,290)	–	(1,643)	–	(1,643)
		–	1,119	14	1,133	–	688	14	702
Other financial liabilities at FVTPL	Debt securities in issue	–	331	–	331	–	355	–	355	A
	Structured deposits	–	639	–	639	–	605	–	605	A
	Zero Amortising Guaranteed Notes	–	91	–	91	–	95	–	95	D
		–	1,061	–	1,061	–	1,055	–	1,055
Total liabilities at fair value		–	2,180	14	2,194	–	1,743	14	1,757

Summary of Fair Value Adjustments	The fair value adjustments are set out in the following table:

	30 June 2025	31 December 2024
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	9	6
- Uncertainty	4	4
- Credit risk adjustment	1	1
- Funding fair value adjustment	1	–
	15	11

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in H1-25:

	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2025	35	80	34	149	(14)	(14)
Total gains/(losses) recognised:
Fair value movements[1]	1	(6)	–	(5)	–	–
Transfers out	–	–	(32)	(32)	–	–
Settlements	(2)	(6)	(2)	(10)	–	–
At 30 June 2025	34	68	–	102	(14)	(14)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period[1]	1	(6)	–	(5)	–	–
1 Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.